Note 5 - Inventories (Details) - Inventory (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Inventory [Abstract]
Raw materials and supplies	$ 46,828	$ 33,843
Work-in-process	658	282
Finished goods	1,392	1,031
	48,878	35,156
Allowance for excess and obsolete inventory	(1,507)	(1,179)
Inventories	$ 47,371	$ 33,977